American Funds Tax-Exempt Fund of New York®

Investment portfolio

October 31, 2023
unaudited

Bonds, notes & other debt instruments 91.40% New York 87.77%	Principal amount (000)	Value (000)
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032	USD400	$405
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030	500	522
City of Battery Park Auth., Senior Rev. Bonds, Series 2023-B, 5.00% 11/1/2035	1,000	1,094
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	750	525
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2034	240	218
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042	1,925	1,769
Broome County Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, Assured Guaranty Municipal insured, 4.00% 4/1/2050	1,000	793
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030	200	186
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036	400	343
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[1]	100	92
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.00% 7/1/2042	1,000	945
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057	1,000	923
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]	285	256
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[1]	120	120
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[1]	950	927
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039	2,300	949
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2048	3,540	808
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2030	300	300
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2035	840	835
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039	1,625	1,628
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044	500	500
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050	1,000	644
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	500	333
Dormitory Auth., Rev. Bonds (Columbia University), Series 2023-A, 5.00% 10/1/2033	1,000	1,117
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030	1,000	1,088
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033	500	500
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2040	250	237
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046	250	223
American Funds Tax-Exempt Fund of New York — Page 1 of 10

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	USD1,500	$1,207
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2053	1,000	792
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050	750	560
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032	930	935
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032 (preref. 7/1/2025)	70	71
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2035	555	560
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047	1,250	962
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2046	2,050	1,718
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 5/1/2048 (put 5/1/2026)	1,000	1,012
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033	400	405
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 7/1/2034	1,000	999
Dormitory Auth., Rev. Bonds (Presbyterian Hospital Obligated Group), Series 2023-A, 5.00% 8/1/2038	1,500	1,565
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2011-A, 5.00% 10/1/2024	10	10
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2023-B, 5.00% 7/1/2034	1,000	1,073
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	1,000	794
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)	500	525
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035	1,000	1,056
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 3/15/2037	1,000	1,042
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B-3, 5.00% 2/15/2041	750	752
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2047	1,280	1,102
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	1,500	986
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 3/15/2038	1,000	991
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039	2,275	2,306
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	800	812
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048	1,500	1,494
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,110	1,035
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, 3.00% 8/1/2032 (put 7/1/2025)	1,000	980
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2022-A, 5.00% 6/15/2051	1,000	1,008
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036	1,950	1,895
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[1]	1,500	1,283
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]	1,000	937
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)	1,000	947
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[1]	750	725
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	800	758
Glen Cove Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 1/1/2055 (5.62% on 1/1/2024)[2]	500	410
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	750	593
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039	1,000	799
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	705	613
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033	2,700	2,768
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035	1,000	1,021
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037	1,000	852
American Funds Tax-Exempt Fund of New York — Page 2 of 10

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	USD715	$474
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	500	309
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043	1,265	1,080
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[1]	350	324
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044[1]	375	375
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,500	968
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	2,000	1,290
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM insured, 3.00% 11/15/2051	1,000	650
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2035	1,315	1,315
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2036	500	516
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2038	750	750
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047	2,225	2,217
Long Island Power Auth., Electric System General Rev. Green Bonds, Series 2023-E, 5.00% 9/1/2053	1,315	1,291
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	500	471
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2056	750	698
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 11/15/2039	305	302
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,000	1,021
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 11/15/2026	1,440	1,469
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2027	970	994
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039	1,990	1,969
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,000	971
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	808
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	1,500	1,429
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	1,305	1,236
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 11/15/2057	750	729
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	1,000	1,020
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	1,000	951
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2025	325	328
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033	430	432
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034	380	382
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046	1,500	1,137
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	135	133
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 10/1/2035	40	40
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	185	181
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 4/1/2041	15	15
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044	175	171
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045	50	49
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046	295	292
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047	450	443
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047	280	273
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	760	747
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	190	187
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	515	503
American Funds Tax-Exempt Fund of New York — Page 3 of 10

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	USD1,040	$988
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030	1,000	1,023
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2036	1,000	1,077
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035	600	527
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 6/1/2046	705	597
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 7/1/2045	250	224
New York City G.O. Bonds, Series 2016-A, 5.00% 8/1/2026	1,000	1,017
New York City G.O. Bonds, Series 2023-C, 5.00% 8/1/2027	1,000	1,044
New York City G.O. Bonds, Series 2016-C, 5.00% 8/1/2031	1,000	1,015
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2032	1,000	1,038
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2033	1,000	1,010
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2034	1,000	1,017
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2036	1,035	1,102
New York City G.O. Bonds, Series 2020-B-1, 4.00% 10/1/2040	1,000	888
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2047	1,170	1,200
New York City G.O. Bonds, Series 2024-A, 5.00% 8/1/2051	1,285	1,276
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048	1,670	1,643
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 5/1/2060 (put 11/1/2024)	750	723
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)	635	588
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037	885	772
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 11/1/2045 (put 2/1/2026)	750	725
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	2,405	1,421
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028	215	211
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2034	750	620
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040	1,000	729
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045	1,000	792
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049	750	485
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2031	1,100	1,199
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 6/15/2039	690	691
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-BB-1, 4.00% 6/15/2045	1,000	862
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 6/15/2046	1,250	1,251
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2047	2,320	2,027
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 6/15/2047	1,055	1,044
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050	1,000	844
American Funds Tax-Exempt Fund of New York — Page 4 of 10

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053	USD1,575	$1,621
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036	1,000	1,028
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2034	1,000	1,061
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2035	1,000	967
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2036	2,380	2,440
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2040	1,500	1,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2042	1,000	1,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-3, 4.00% 8/1/2042	2,925	2,588
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2042	2,000	1,767
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-F-1, 4.00% 2/1/2051	1,430	1,200
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035	1,000	953
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[1]	1,000	978
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[1]	1,000	768
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027	600	596
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028	500	496
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	700	693
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2025	500	504
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030	1,750	1,761
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040	1,000	1,021
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	1,000	907
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2040	1,310	1,116
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044	1,500	1,509
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047	1,000	995
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 10/15/2044	500	480
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	1,500	1,215
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2047	1,000	846
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 3/1/2024	1,000	1,004
County of Rockland, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Rockland Gardens Project), Series 2023, 4.65% 5/1/2027 (put 5/1/2025)	1,000	1,000
Schenectady County Capital Resource Corp., Rev. Bonds (Union College Project), Series 2022, 5.25% 7/1/2052	1,000	1,018
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045	1,500	1,279
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2/1/2026	540	555
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	879
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2041	1,900	1,657
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	1,500	1,251
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049	1,970	1,265
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	2,835	2,500
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045	2,465	2,073
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 1/1/2053	1,015	819
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 1/1/2056	250	247
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	1,000	962
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042	750	579
American Funds Tax-Exempt Fund of New York — Page 5 of 10

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044	USD915	$797
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	210
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	1,000	969
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	600	589
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,050	881
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	1,000	871
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	925	874
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034	500	495
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	2,000	1,842
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	471
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	1,000	920
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	500	434
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	2,000	1,653
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 11/15/2030	650	699
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2048	1,500	1,496
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	3,000	2,469
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	1,250	1,236
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2036	500	529
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 5/15/2057	1,500	1,471
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.00% 11/15/2037	1,000	1,050
City of Troy Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 8/1/2027	800	808
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2038	1,500	1,490
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2025	750	757
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026	1,500	1,543
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 3/15/2027 (preref. 3/15/2024)	750	753
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036	1,500	1,536
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042	1,020	1,021
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	1,415	1,193
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	1,500	1,376
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2046	1,890	1,636
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048	1,500	1,284
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 3.00% 3/15/2049	USD1,500	$1,010
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 6/15/2034	1,100	1,208
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,517
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030	120	120
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037	1,000	970
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,025	928
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[1]	350	330
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[1]	335	238
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034	1,150	1,047
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	1,500	1,209
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051	1,000	854
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 5/1/2042	450	436
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 8/1/2024	490	494
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049	1,100	891
		212,791
Guam 1.31%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	750	623
G.O. Bonds, Series 2019, AMT, 5.00% 11/15/2031	725	718
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,355	1,344
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 7/1/2028	250	250
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 7/1/2029	250	250
		3,185
Puerto Rico 2.03%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[1]	1,000	801
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047[1]	500	445
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	1,000	814
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	685	685
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,000	1,733
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	500	438
		4,916
Virgin Islands 0.29%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	750	711
Total bonds, notes & other debt instruments (cost: $248,120,000)		221,603
American Funds Tax-Exempt Fund of New York — Page 7 of 10

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Short-term securities 7.25% Municipals 7.25%	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 4.00% 7/1/2039[3]	USD11,875	$11,875
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 4.05% 7/1/2032[3]	4,000	4,000
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 4.02% 6/15/2044[3]	500	500
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-CC, 4.00% 6/15/2053[3]	1,200	1,200
Total short-term securities (cost: $17,575,000)		17,575
Total investment securities 98.65% (cost: $265,695,000)		239,178
Other assets less liabilities 1.35%		3,262
Net assets 100.00%		$242,440
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	30	1/4/2024	USD6,073	$(10)
10 Year Ultra U.S. Treasury Note Futures	Short	13	12/29/2023	(1,415)	32
					$22

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,599,000, which represented
3.55% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $7,228,000.
American Funds Tax-Exempt Fund of New York — Page 8 of 10

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$221,603	$—	$221,603
Short-term securities	—	17,575	—	17,575
Total	$—	$239,178	$—	$239,178

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$32	$—	$—	$32
Liabilities:
Unrealized depreciation on futures contracts	(10)	—	—	(10)
Total	$22	$—	$—	$22
*
Futures contracts are not included in the fund’s investment portfolio.
American Funds Tax-Exempt Fund of New York — Page 9 of 10

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Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-041-1223O-S96417
American Funds Tax-Exempt Fund of New York — Page 10 of 10